Fathom OpCo Predecessor Period Acquisitions - Summit - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113		$ 63,215	$ 33,007
Summit [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			$ 40
Accounts receivable, net			627
Inventory			339
Fixed assets, net			4,371
Intangible assets			5,000
Total assets acquired			10,377
Accounts payable			40
Deferred revenue			776
Other current liabilities			1,418
Total liabilities assumed			2,234
Total identifiable net assets			8,143
Goodwill			$ 2,732